Income Taxes (Details) - Schedule of deferred tax assets and liabilities - Successor [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Deferred Tax Assets:
Organization Costs
Net Operating Loss Carryforward	164
Total gross deferred tax assets	164
Valuation allowance	(164)
Net deferred tax assets